Document And Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	StealthGas Inc.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	32,127,329
Amendment Flag	false
Entity Central Index Key	0001328919
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3